Income Taxes (Net Operating Loss ("NOL"), Capital Loss and Tax Credit Carryforwards and Their Expiration Periods) (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Canada | Capital loss
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 73
Subject to Valuation Allowance	(73)
Net Tax Credit Carryforwards	$ 0
Expiration period	Indefinite
Canada | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 2,914
Subject to Valuation Allowance	(1,164)
Net Tax Credit Carryforwards	$ 1,750
Expiration period	2026 - 2043
United States | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 1,360
Subject to Valuation Allowance	(1)
Net Tax Credit Carryforwards	$ 1,359
Expiration period	2036 - Indefinite
United States | Tax credit
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 454
Subject to Valuation Allowance	(3)
Net Tax Credit Carryforwards	$ 451
Expiration period	2025 - 2043
State | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 1,003
Subject to Valuation Allowance	(1)
Net Tax Credit Carryforwards	$ 1,002
Expiration period	2026 - Indefinite
Other | NOL
Composition of taxes on income from continuing operations [Line items]
Gross Tax Carryforwards	$ 81
Subject to Valuation Allowance	(28)
Net Tax Credit Carryforwards	$ 53
Expiration period	2024 - 2030